UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-08476

                              The Gabelli Multimedia Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Multimedia Trust Inc.

First Quarter Report — March 31, 2014

Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) total return of The Gabelli Multimedia Trust Inc. (the “Fund”) was (1.5)%, compared with a total return of 1.3% for the Morgan Stanley Capital International (“MSCI”) World Free Index. The total return for the Fund’s publicly traded shares was (11.1)%. The Fund’s NAV per share was $10.52, while the price of the publicly traded shares closed at $10.80 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (11/15/94)
Gabelli Multimedia Trust Inc.
NAV Total Return (b)	(1.48)%	26.20%	31.00%	6.68%	9.26%
Investment Total Return (c)	(11.07)	32.24	38.34	8.97	9.85
Standard & Poor’s 500 Index	1.81	21.86	21.16	7.42	9.66(d)
MSCI World Free Index	1.26	19.06	18.28	6.83	7.15(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Standard & Poor’s 500 and MSCI World Free Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the MSCI World Free Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From November 30, 1994, the date closest to the Fund’s inception for which data is available.

The Gabelli Multimedia Trust Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Shares			Market Value
		COMMON STOCKS — 99.8%
		DISTRIBUTION COMPANIES — 62.2%
		Broadcasting — 11.2%
10,000		Asahi Broadcasting Corp.	$60,359
58,000		CBS Corp., Cl. A, Voting	3,589,620
6,400		Chubu-Nippon Broadcasting Co. Ltd.	36,956
16,000		Cogeco Inc.	793,125
2,000		Corus Entertainment Inc., Cl. B, OTC	44,060
13,000		Corus Entertainment Inc., Cl. B, Toronto	287,047
35,000		Discovery Communications Inc., Cl. A†	2,894,500
47,000		Discovery Communications Inc., Cl. C†	3,621,820
15,000		Gannett Co. Inc.	414,000
11,000		Gray Television Inc.†	114,070
81,000		Grupo Radio Centro SAB de CV, Cl. A†	102,371
4,550		Lagardere SCA	180,654
47,500		Liberty Media Corp., Cl. A†	6,209,675
14,000		LIN Media LLC, Cl. A†	371,000
4,000		M6 Metropole Television SA	87,013
68,566		Media Prima Berhad	49,553
36,000		Nippon Television Network Corp.	588,054
4,650		NRJ Group†	57,591
18,000		Pandora Media Inc.†	545,760
3,500		RTL Group SA	400,981
77,000		Salem Communications Corp., Cl. A	769,230
13,000		Sinclair Broadcast Group Inc., Cl. A	352,170
23,000		Societe Television Francaise 1	380,233
52,000		Starz, Cl. A†	1,678,560
45,000		Television Broadcasts Ltd.	269,484
92,000		Tokyo Broadcasting System Holdings Inc.	1,063,373
240,000	(a)	TV Azteca SA de CV, CPO	146,145
27,000		UTV Media plc	106,455

			25,213,859

		Business Services — 0.8%
3,686	(a)	Contax Participacoes SA†	28,266
1,000		Convergys Corp.	21,910
6,000		Impellam Group plc	45,313
21,500		McGraw Hill Financial Inc.	1,640,450
7,000		Monster Worldwide Inc.†	52,360
400		Qumu Corp.†	6,400

			1,794,699

		Cable — 14.8%
4,000		Altice SA†	178,214
37,500		AMC Networks Inc., Cl. A†	2,740,875
191,000		Cablevision Systems Corp., Cl. A	3,222,170
8,000		Charter Communications Inc., Cl. A†	985,600
35,500		Cogeco Cable Inc.	1,841,633
8,000		Comcast Corp., Cl. A	400,160
61,000		Comcast Corp., Cl. A, Special	2,974,360
30,000		Liberty Global plc, Cl. A†	1,248,000
140,000		Liberty Global plc, Cl. C†	5,699,400
123,690		Rogers Communications Inc., New York, Cl. B	5,125,714

Shares		Market Value
19,310	Rogers Communications Inc., Toronto, Cl. B	$800,173
24,000	Scripps Networks Interactive Inc., Cl. A	1,821,840
11,000	Shaw Communications Inc., New York, Cl. B	262,900
78,000	Shaw Communications Inc., Toronto, Cl. B	1,862,687
90,000	Sky Deutschland AG†	776,172
25,500	Time Warner Cable Inc.	3,498,090

		33,437,988

	Communications Equipment — 0.0%
4,000	Telenav Inc.†	23,840

	Consumer Services — 3.5%
4,000	Bowlin Travel Centers Inc.†	5,680
5,000	Expedia Inc.	362,500
13,000	H&R Block Inc.	392,470
18,000	IAC/InterActiveCorp.	1,285,020
112,000	Liberty Interactive Corp., Cl. A†	3,233,440
11,500	Liberty Ventures, Cl. A†	1,498,795
25,000	The ADT Corp.	748,750
15,000	TiVo Inc.†	198,450
8,000	Tree.com Inc.†	248,320

		7,973,425

	Diversified Industrial — 0.7%
16,000	Bouygues SA	667,337
3,000	Fortune Brands Home & Security Inc.	126,240
20,000	Jardine Strategic Holdings Ltd.	717,200
3,000	Malaysian Resources Corp. Berhad	1,507

		1,512,284

	Electronics — 0.3%
17,000	Dolby Laboratories Inc., Cl. A†	756,500

	Entertainment — 7.0%
25,000	British Sky Broadcasting Group plc	380,524
5,800	British Sky Broadcasting Group plc, ADR	355,540
10,000	Gogo Inc.†	205,400
255,000	Grupo Televisa SAB, ADR	8,488,950
25,000	Naspers Ltd., Cl. N	2,757,741
5,000	Regal Entertainment Group, Cl. A	93,400
20,000	Societe d’Edition de Canal +	177,167
14,000	Take-Two Interactive Software Inc.†	307,020
52,000	The Madison Square Garden Co., Cl. A†	2,952,560

		15,718,302

	Equipment — 1.8%
12,500	American Tower Corp.	1,023,375
1,800	Amphenol Corp., Cl. A	164,970
107,000	Corning Inc.	2,227,740
2,000	Furukawa Electric Co. Ltd.	4,980
8,000	QUALCOMM Inc.	630,880

		4,051,945

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Financial Services — 0.8%
15,000	BCB Holdings Ltd.†	$3,251
36,500	Kinnevik Investment AB, Cl. A	1,348,949
16,000	Kinnevik Investment AB, Cl. B	590,826
15,000	Waterloo Investment Holdings Ltd.†	1,000

		1,944,026

	Food and Beverage — 0.7%
14,000	Beam Inc.	1,166,200
2,000	Compass Group plc	30,509
2,994	Pernod Ricard SA	348,538

		1,545,247

	Real Estate — 0.0%
5,300	Reading International Inc., Cl. B†	54,219

	Retail — 1.5%
200	Amazon.com Inc.†	67,304
48,000	Best Buy Co. Inc.	1,267,680
17,000	HSN Inc.	1,015,410
13,500	Outerwall Inc.†	978,750

		3,329,144

	Satellite — 7.3%
1,000	Asia Satellite Telecommunications Holdings Ltd.	4,126
27,000	DigitalGlobe Inc.†	783,270
120,000	DIRECTV†	9,170,400
50,000	DISH Network Corp., Cl. A†	3,110,500
31,000	EchoStar Corp., Cl. A†	1,474,360
24,000	Intelsat SA†	449,280
40,000	Iridium Communications Inc.†	300,400
14,400	Loral Space & Communications Inc.†	1,018,512
6,000	PT Indosat Tbk, ADR	106,980
3,000	SKY Perfect JSAT Holdings Inc.	16,044

		16,433,872

	Telecommunications: Long Distance — 0.8%
2,000	AT&T Inc.	70,140
50,000	Oi SA, ADR	66,500
10,000	Oi SA, Cl. C, ADR	14,500
24,000	Philippine Long Distance Telephone Co., ADR	1,464,480
13,000	Sprint Corp.†	119,470

		1,735,090

	Telecommunications: National — 5.5%
5,000	China Telecom Corp. Ltd., ADR	230,350
5,000	China Unicom Hong Kong Ltd., ADR	65,800
61,000	Deutsche Telekom AG, ADR	989,420
16,000	Elisa Oyj	460,468
3,605	Hellenic Telecommunications Organization SA†	59,597
10,000	Inmarsat plc	121,118
17,000	Level 3 Communications Inc.†	665,380

Shares		Market Value
1,000	Magyar Telekom Telecommunications plc, ADR	$6,830
5,000	Nippon Telegraph & Telephone Corp.	272,199
3,000	Orange SA, ADR	44,070
3,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	118,110
6,000	Rostelecom OJSC, ADR	85,500
28,000	Swisscom AG, ADR	1,720,320
6,000	Telecom Argentina SA, ADR	114,420
385,000	Telecom Italia SpA	454,021
17,500	Telefonica Brasil SA, ADR	371,700
118,026	Telefonica SA, ADR	1,863,631
20,000	Telekom Austria AG	198,823
15,172	TeliaSonera AB	114,394
2,400	Telstra Corp. Ltd., ADR	56,424
27,000	tw telecom inc.†	844,020
51,789	Verizon Communications Inc.	2,463,603
89,000	VimpelCom Ltd., ADR	803,670
8,000	Ziggo BV	355,436

		12,479,304

	Telecommunications: Regional — 1.9%
6,000	Bell Aliant Inc.(b)	146,713
44,000	Cincinnati Bell Inc.†	152,240
25,000	NII Holdings Inc.†	29,750
30,000	PTGi Holding Inc.	109,500
78,000	Telephone & Data Systems Inc.	2,044,380
10,000	TELUS Corp., New York	359,500
41,000	TELUS Corp., Toronto	1,469,769

		4,311,852

	Wireless Communications — 3.6%
55,000	America Movil SAB de CV, Cl. L, ADR	1,093,400
19,000	Global Telecom Holding, GDR†(c)	63,042
240,000	Jasmine International Public Co. Ltd.	58,446
19,500	Millicom International Cellular SA, SDR	1,986,968
90,000	NTT DoCoMo Inc.	1,419,561
19,000	Orascom Telecom Media and Technology Holding SAE, GDR(b)	16,796
20,000	ORBCOMM Inc.†	137,000
34,000	SK Telecom Co. Ltd., ADR	767,380
9,203	Tim Participacoes SA, ADR	238,910
12,000	T-Mobile US Inc.	396,360
8,000	Turkcell Iletisim Hizmetleri A/S, ADR†	110,160
28,000	United States Cellular Corp.	1,148,280
16,363	Vodafone Group plc, ADR	602,322

		8,038,625

	TOTAL DISTRIBUTION COMPANIES	140,354,221

	COPYRIGHT/CREATIVITY COMPANIES — 37.6%
	Business Services: Advertising — 1.7%
148,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,348,280
15,000	Harte-Hanks Inc.	132,600
6,000	Havas SA	44,917

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Business Services: Advertising (Continued)
10,000	JC Decaux SA	$438,026
8,000	Lamar Advertising Co., Cl. A†	407,920
1,800	Publicis Groupe SA	162,624
4,000	Sapient Corp.†	68,240
74,000	The Interpublic Group of Companies Inc.	1,268,360
30,000	Tiger Media Inc.†	41,700

		3,912,667

	Computer Hardware — 1.8%
7,500	Apple Inc.	4,025,550

	Computer Software and Services — 10.3%
70,000	Activision Blizzard Inc.	1,430,800
35,000	Blucora Inc.†	689,150
2,000	Blue Nile Inc.†	69,600
70,000	EarthLink Holdings Corp.	252,700
75,000	eBay Inc.†	4,143,000
80,000	Electronic Arts Inc.†	2,320,800
53,000	Facebook Inc., Cl. A†	3,192,720
2,800	Google Inc., Cl. A†	3,120,628
16,000	Guidance Software Inc.†	176,960
56,000	Internap Network Services Corp.†	396,480
10,000	InterXion Holding NV†	239,800
12,000	Microsoft Corp.	491,880
7,000	QTS Realty Trust Inc., Cl. A	175,630
44,000	RealD Inc.†	491,480
3,999	United Online Inc.†	46,228
166,000	Yahoo! Inc.†	5,959,400

		23,197,256

	Consumer Products — 0.3%
2,200	Nintendo Co. Ltd.	261,319
35,000	Nintendo Co. Ltd., ADR†	521,150

		782,469

	Consumer Services — 0.0%
5,000	XO Group Inc.†	50,700

	Electronics — 1.3%
2,500	IMAX Corp.†	68,325
17,000	Intel Corp.	438,770
3,221	Koninklijke Philips NV	113,250
116,000	Sony Corp., ADR	2,217,920

		2,838,265

	Entertainment — 10.7%
14,000	Ascent Capital Group Inc., Cl. A†	1,057,700
22,000	Crown Media Holdings Inc., Cl. A†	84,480
13,000	DreamWorks Animation SKG Inc., Cl. A†	345,150
72,000	GMM Grammy Public Co. Ltd.†	38,175
25,000	Live Nation Entertainment Inc.†	543,750

Shares		Market Value
3,000	Rovi Corp.†	$68,340
17,000	STV Group plc†	103,729
15,000	The Walt Disney Co.	1,201,050
41,000	Time Warner Inc.	2,678,530
116,000	Twenty-First Century Fox Inc., Cl. A	3,708,520
73,000	Twenty-First Century Fox Inc., Cl. B	2,271,760
85,000	Universal Entertainment Corp.	1,551,519
56,500	Viacom Inc., Cl. A	4,817,190
162,000	Vivendi SA	4,512,709
40,000	World Wrestling Entertainment Inc., Cl. A	1,155,200

		24,137,802

	Hotels and Gaming — 8.7%
148,000	Boyd Gaming Corp.†	1,953,600
1,200	Churchill Downs Inc.	109,560
10,163	Gaming and Leisure Properties Inc.	370,543
4,200	Greek Organization of Football Prognostics SA	67,698
2,000	Hyatt Hotels Corp., Cl. A†	107,620
86,000	International Game Technology	1,209,160
15,000	Interval Leisure Group Inc.	392,100
570,000	Ladbrokes plc	1,282,863
40,000	Las Vegas Sands Corp.	3,231,200
110,000	Mandarin Oriental International Ltd.	191,950
44,000	Melco Crown Entertainment Ltd., ADR†	1,700,600
23,000	MGM China Holdings Ltd.	81,100
3,000	Multimedia Games Holding Co. Inc.†	87,120
7,000	Penn National Gaming Inc.†	86,240
84,000	Ryman Hospitality Properties Inc.	3,571,680
5,100	Starwood Hotels & Resorts Worldwide Inc.	405,960
21,000	Wynn Resorts Ltd.	4,665,150

		19,514,144

	Publishing — 2.8%
15,000	AH Belo Corp., Cl. A	173,700
20,000	Arnoldo Mondadori Editore SpA†	39,869
1,400	Graham Holdings Co., Cl. B	985,250
30,000	Il Sole 24 Ore SpA†	36,949
800	John Wiley & Sons Inc., Cl. B	46,196
10,000	Media General Inc.†	183,700
11,500	Meredith Corp.	533,945
5,263	Nation International Edutainment Public Co. Ltd.	616
1,000,000	Nation Multimedia Group Public Co. Ltd.	40,074
30,000	News Corp., Cl. A†	516,600
55,000	News Corp., Cl. B†	918,500
13,000	Nielsen Holdings NV	580,190
974,000	Post Publishing Public Co. Ltd.	204,918
1,000	Scholastic Corp.	34,480
247,000	Singapore Press Holdings Ltd.	824,708
600	Spir Communication†	12,283
10,000	Telegraaf Media Groep NV	101,189
6,000	The E.W. Scripps Co., Cl. A†	106,320
9,000	Tribune Co.†	716,850
9,091	UBM plc	103,364

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Publishing (Continued)
3,000	Wolters Kluwer NV	$84,643

		6,244,344

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	84,703,197

	TOTAL COMMON STOCKS	225,057,418

	RIGHTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Wireless Communications — 0.0%
25,000	Leap Wireless International Inc., CVR, expire 03/14/16†	63,000
4,000	Nextwave Wireless Inc.†	185

		63,185

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Broadcasting — 0.0%
10,244	Media Prima Berhad, expire 12/31/14†	1,678

	Real Estate — 0.0%
1,000	Malaysian Resources Corp. Bhd, expire 09/19/18†	70

	TOTAL WARRANTS	1,748

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$416,000	U.S. Treasury Bills, 0.060% to 0.085%††, 04/03/14 to 09/11/14	415,966

	TOTAL INVESTMENTS — 100.0% (Cost $119,613,786)	$225,538,317

	Aggregate tax cost	$122,231,350

	Gross unrealized appreciation	$112,927,909
	Gross unrealized depreciation	(9,620,942)

	Net unrealized appreciation/depreciation	$103,306,967

(a)	Denoted in units.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of Rule 144A securities amounted to $163,509 or 0.07% of total investments.

(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2014, the market value of the Regulation S security amounted to $63,042 or 0.03% of total investments, which was valued as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/14 Carrying Value Per Share
19,000	Global Telecom Holding, GDR	11/16/09	$75,678	$3.3180

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPO	Ordinary Participation Certificate
CVR	Contingent Value Right
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Total Investments	Market Value
North America	76.7%	$173,100,506
Europe	10.6	23,881,956
Latin America	4.8	10,750,513
Japan	3.6	8,013,433
Asia/Pacific	3.1	6,954,330
South Africa	1.2	2,757,741
Africa/Middle East	0.0	79,838

Total Investments	100.0%	$225,538,317

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Distribution Companies
Broadcasting	$25,111,488	$102,371	—	$25,213,859
Financial Services	1,943,026	—	$ 1,000	1,944,026
Satellite	16,326,892	106,980	—	16,433,872
Wireless Communications	7,980,179	58,446	—	8,038,625
Other Industries (a)	88,723,839	—	—	88,723,839
Copyright/Creativity Companies
Publishing	5,999,352	244,992	—	6,244,344
Other Industries (a)	78,458,853	—	—	78,458,853

Total Common Stocks	224,543,629	512,789	1,000	225,057,418

Rights(a)	—	—	63,185	63,185

Warrants
Broadcasting	1,678	—	—	1,678
Real Estate	70	—	—	70

Total Warrants	1,748	—	—	1,748

U.S. Government Obligations	—	415,966	—	415,966

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$224,545,377	$928,755	$64,185	$225,538,317

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into interest rate swap or cap transactions for the purposes of hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the Series C Auction Rate Cumulative Preferred Stock (“Series C Stock”). Interest rate swaps transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2014, the Fund held no investments in interest rate swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Lawrence J. Haverty, Jr., CFA, joined GAMCO Investors, Inc. in 2005 and currently is a portfolio manager of Gabelli Funds, LLC and the Fund. Mr. Haverty was previously a managing director for consumer discretionary research at State Street Research, the Boston based subsidiary of Metropolitan Life Insurance Company. He holds a BS from the Wharton School and a MA from the Graduate School of Arts and Sciences at the University of Pennsylvania where he was a Ford Foundation Fellow.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Christopher J. Marangi

Senior Vice President,

G.research, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Paul Hastings LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGT Q1/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Multimedia Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/16/2014

*	Print the name and title of each signing officer under his or her signature.